Related Parties - Schedule of Other Related Party Balances (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Schedule of Other Related Party Balances [Line Items]
Subsidiary percentage	100.00%